Note 5 - Revolving Credit Facility (Details Textual) - USD ($) $ in Millions	Jul. 05, 2016	Mar. 31, 2019	Mar. 31, 2018
Revolving Credit Facility [Member]
Debt Instrument, Term	5 years
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period		$ 400.0
Line of Credit Facility, Maximum Borrowing Capacity During Production Period		500.0
Long-term Line of Credit, Total		$ 155.3
Debt, Weighted Average Interest Rate		4.00%
Pledged Assets, Not Separately Reported, Other		$ 585.9
Standby Letters of Credit [Member]
Long-term Line of Credit, Total		$ 11.4	$ 10.4